Non-current Assets Held for Sale and Discontinued Operations - Results of Discontinued Operations (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Noncurrent assets or disposal groups classified as held for sale or as held for distribution to owners [Line Items]
Revenue	$ 18,480,027	$ 603,725	$ 17,940,855	$ 18,387,593
Cost of revenue	(15,050,032)	(491,670)	(14,703,729)	(14,745,472)
Other operating income (expenses), net	147,514	4,819	692,834	90,306
Loss from discontinued operations after income tax	$ (1,782,442)	$ (58,231)	(1,532,416)	(1,700,435)
Profit (loss) from discontinued operations			1,814,953	(122,105)
Discontinued operations: Unimos Shanghai [member]
Noncurrent assets or disposal groups classified as held for sale or as held for distribution to owners [Line Items]
Revenue			227,095	1,005,166
Cost of revenue			(195,078)	(986,004)
Operating expenses			(58,840)	(179,178)
Other operating income (expenses), net			1,429	13,753
Non-operating income (expenses), net			(2,887)	24,158
Loss from discontinued operations after income tax			(28,281)	(122,105)
Income tax expense			0	0
Loss from discontinued operations after income tax			(28,281)	(122,105)
Gain on disposal of discontinued operations			1,843,234
Profit (loss) from discontinued operations			$ 1,814,953	$ (122,105)